Property, plant and equipment (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 8,066			$ 45,115
Depreciation of Right-of-use Assets (IFRS 16)	(5,450)	$ 0	$ 0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	25,742
Depreciation of Right-of-use Assets (IFRS 16)	(3,547)
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	29,289
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3,356
Depreciation of Right-of-use Assets (IFRS 16)	(537)
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3,893
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	8,066
Depreciation of Right-of-use Assets (IFRS 16)	(3,867)
Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	11,933
Property, Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	37,164
Depreciation of Right-of-use Assets (IFRS 16)	(7,951)
Property, Plant and Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 45,115